Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 1,333,044	$ 747,768
Accrued liabilities	1,236,942	26,989
Payroll liabilities	86,693	6,812
Value added taxes payable		3,217
Total	$ 2,656,679	$ 784,786